                                     SEMI-
                                 ANNUAL REPORT
                                 -------------

                                APRIL 30, 2001









                                        BROKERAGE
                                        CASH
                                        RESERVES

                              PRESIDENT'S LETTER

Dear Valued Shareholder:                                           April 30,200l

Thank you for investing in Aetna Series Fund, Inc. We are pleased to send you this report on the funds you have chosen to pursue your investment goals.

As I am sure you are well aware, the past six months have been trying for the U.S. stock market. Unprecedented market volatility has challenged even the most seasoned investor. The bear market, the first in the experience of many investors, affected almost everyone. The lessons to learn from this are the benefits of both diversification and investing for the long-term.

During the period, most major U.S. market indices produced negative returns. Reacting to a nosedive in business investment and fragile consumer confidence, the Federal Reserve (the "Fed") has taken aggressive action over the past several months reducing its overnight interest rate target by 2.0 percentage points in four separate steps. Because most banks tie their prime lending rates directly to the Fed funds rate, the lower interest rates make it less expensive for companies and individuals to borrow, which should in time help to restore both profitability and confidence.

On a positive note, these sharp plunges in the market have not affected household income or consumer spending. New home sales are nearing record highs and the dollar has gained strength against most other currencies. Although economic growth is slower than it was a year ago, the U.S. economy is still expanding. In fact, for the first three months of 2001, U.S. Gross Domestic Product increased at an annual rate of 2.0 percent.

The past six months proved to be an exciting and eventful time for Aeltus Investment Management, Inc., adviser to the funds. Some accomplishments worth mentioning:

     . December 13,2000, ING GROEP N.V. (ING) completed its acquisition of Aetna Financial Services and its subsidiaries, including AELTUS INVESTMENT MANAGEMENT, INC. ING is a global financial institution that provides a full range of financial services to individual, corporate and institutional clients. This alliance gives Aeltus the ability and opportunity to provide even greater focus and superior service to our customers.

     . Aetna Small Company and International Funds received the STANDARD & POOR'S SELECT FUND designation. In order to achieve this status, a fund must exhibit both a trend of consistently strong performance, as well as demonstrated ability from management to continue to serve as a catalyst for comparable performance.

     . Aetna Index Plus Mid Cap Fund received an overall 5-STAR RATING FROM MORNINGSTAR, INC. Aetna Value Opportunity Fund, Aetna Bond Fund, and Aetna Government Fund also received recognition from Morningstar with overall ratings of 4-stars.

Thank you for your continued confidence in the Aetna Series Fund and Aeltus Investment Management, Inc. We will continue to provide you with a diverse family of funds and related services to help balance your risk/reward equation under all market conditions.

Sincerely,

/s/ J. Scott Fox
J. Scott Fox
President
Aetna Series Fund, Inc.

Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance as of April 30, 200l. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three-, five-, and 10-year (if applicable) annual returns in excess of 90-day U.S. Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day U.S. T-bill returns. The Overall Morningstar Rating(TM) is a weighted average of the fund's three-, five-, and 10-year (if applicable) risk-adjusted performance. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The fund was rated exclusively against U.S.-domiciled funds. Ratings are for the A & I share class; other classes may vary. The investment adviser has waived or reimbursed the Fund for some operating expenses, which had a positive impact on performance. Overall and 3-year rankings for the Aetna Index Plus Mid Cap (5 stars) and Aetna Value Opportunity (4 stars) are rated in a universe of 4,363 Domestic Equity Funds. Aetna Bond and Aetna Government funds (4 stars) are rated in a universe of 1,802 Taxable Bond Funds. Aetna Bond Fund and Aetna Government Fund received 4 stars for the 5-year rating among 1,327 Taxable Bond Funds. These funds are subject to market risk, investment return and principal value will vary with market conditions and you may have gain or loss when you sell your shares. A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling 800-238-6263, option 2. Read the prospectus carefully before investing.

TABLE OF CONTENTS

President's Letter.....................................................    i
BROKERAGE CASH RESERVES:
Investment Review......................................................    1
Portfolio of Investments...............................................    4
Statement of Assets and Liabilities....................................    6
Statement of Operations................................................    7
Statements of Changes in Net Assets....................................    8
Notes to Financial Statements..........................................    9
Financial Highlights...................................................   12

                                   BROKERAGE CASH RESERVES
                                         Growth of $10,000


                                                    Money
                                     Brokerage       Fund
                                   Cash Reserves   Report
                 09/01/99               10000       10000
                 10/31/99               10070       10077
                                        10198       10202
                                        10330       10336
                                        10476       10482
                 10/31/00               10629       10636
                                        10782       10790
                 04/30/01               10908       10918

                    --------------------------------------
                         Average Annual Total Returns
                     for the Period ended April 30, 2001*
                    --------------------------------------
                          1 Year             Inception
                    --------------------------------------
                          5.59%                5.41%
                    --------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. **Effective November 2000, the benchmark of the fund, iMoneyNet All Taxable Average Index, changed its name to Money Fund Report Averages/All Taxable.

                            BROKERAGE CASH RESERVES

HOW DID THE FUND PERFORM DURING THE PERIOD?

Brokerage Cash Reserves shares generated a 2.62% total return, net of fund expenses, for the six month period ended April 30, 2001. The benchmark, Money Fund Report Averages/All Taxable Index(a), returned 2.65% for the same period. As of April 30, 2001, the Fund reported a 7-day yield of 4.23% with an average weighted maturity of 51 days.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

The Federal Reserve (the "Fed") lowered the Fed Funds rate by 200 basis points during the first four months of 2001, attempting to offset weakness in manufacturing, business investment, and corporate profits. In this easing environment, the Treasury bill yield curve steepened modestly, with the 3-month bill declining in yield by 249 basis points to 3.84% while the year bill declined 222 basis points to 3.93%.

Commercial paper issuance shifted to shorter maturities as firms desired to wait for more Federal Open Market Committee (FOMC) rate cuts before issuing term paper. Investors, too, continued to crowd into the short end of the curve, reflecting a wariness of the long end. Demand also was strong as investors poured money into money market funds while avoiding equity market volatility.

                                                    See Definition of Terms.   1

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

Our steady focus on asset backed securities (ABS) and floating rate notes continued to add incremental yield to the money market account. Although ABS spreads to commercial paper remain on the narrow side, this asset type continues to provide additional income over more traditional money market instruments.

We also lengthened the Fund's weighted average maturity in anticipation of future FOMC easings.

WHAT IS YOUR OUTLOOK GOING FORWARD?

We expect the economy to remain weak and are not convinced that Fed easings will lead to a quick recovery in growth and corporate profitability. Market gyrations are likely to continue as expectations concerning interest rate prospects keep shifting. Credit quality remains at the forefront of investors' minds as various credit events such as corporate profit warnings and ratings pressures continue to weigh heavily on the market.

We expect to maintain an overweighting in ABS as a means of securing both added yield and stable credit quality. Given market expectations of another easing in May, we intend to lengthen our weighted average maturity beyond the benchmark through purchases of high quality short-term corporate notes.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

   QUALITY RATINGS*
   Tier 1                           100.0%
   Tier 2                              --

   MATURITY DISTRIBUTION
     1 - 30 days                     39.7%
    31 - 60 days                     10.6%
    61 - 90 days                     10.9%
    91 - 120 days                     1.6%
   121 - 180 days                     8.2%
   181 - 397 days                    29.0%

*Tier 1 securities are, or are comparable to, securities which are rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations (NRSROs) or by the only NRSRO that has rated the security. Tier 2 securities are securities that have received the requisite rating in one of the two highest categories, but are not Tier 1.

The opinions expressed reflect those of the portfolio manager only through April 30, 2001. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

2   See Definition of Terms.

DEFINITION OF TERMS

(a) The Money Fund Report Averages/All Taxable Index (formerly the iMoney Net All Taxable Average Index) is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.

The unmanaged index described above is not available for individual investment.

BROKERAGE CASH RESERVES
PORTFOLIO OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT              VALUE
                                             ------------       -------------
ASSET-BACKED SECURITIES (52.9%)
Americredit Auto Receivables Trust,
 4.81%, 05/06/02...........................  $ 10,000,000          10,000,000
Bishops Gate Residential Mortgage
 Trust 2001-1A, 5.20%, 03/20/02 ++.........    13,000,000          13,000,000
BMW Vehicle Lease Trust, 6.67%,
 10/25/01..................................     1,705,069           1,705,068
CarMax Auto Owner Trust, 5.61%,
 02/15/02..................................     6,692,784           6,692,784
CIT Equipment Collateral Owner Trust,
 5.03%, 12/20/01...........................     4,693,559           4,693,559
CIT Equipment Collateral Owner Trust,
 6.64%, 06/20/01...........................       484,854             484,854
DaimlerChrysler Auto Trust,
 5.10%, 03/06/02...........................    10,957,704          10,957,704
Dakota Certificates CCCMT,
 4.73%, 05/01/01...........................    17,000,000          17,000,000
Dealers Capital Acceptance Trust,
 Inc., 4.78%, 07/24/01.....................     5,000,000           4,944,233
Dealers Capital Acceptance Trust,
 Inc., 4.75%, 05/01/01.....................     2,000,000           2,000,000
DVI Receivables, 6.71%, 11/12/01...........     2,846,375           2,846,375
Ford Credit Auto Owner Trust,
 5.49%, 10/15/01...........................     9,991,163           9,991,163
Honda Auto Receivables Owner Trust,
 6.71%, 11/15/01...........................     2,399,818           2,399,818
Household Automotive Trust,
 4.99%, 03/18/02...........................     6,251,633           6,250,939
Ikon Receivables LLC, 6.66%, 12/17/01......     1,556,835           1,556,835
Isuzu Auto Owner Trust, 4.27%,
 05/20/02..................................     6,260,000           6,260,000
Long Lane Master Trust IV - Series A,
 5.97%, 06/25/01 ++........................     3,000,000           2,972,638
Long Lane Master Trust IV - Series A,
 4.80%, 07/09/01 ++........................     3,000,000           2,972,400
MLMI Resecuritization, 4.49%,
 11/27/01..................................     6,777,795           6,777,795
MLMI Resecuritization, 6.68%,
 11/27/01..................................     5,959,474           5,959,474
Navistar Financial Corp. Owner Trust,
 4.29%, 05/15/02...........................     7,000,000           7,000,000
Navistar Financial Corp. Owner Trust,
 6.73%, 11/15/01...........................     1,145,615           1,145,615
Nissan Auto Receivables, 4.74%,
 05/15/02 ++...............................     7,000,000           7,000,000
Nissan Auto Receivables, 5.52%,
 01/15/02 ++...............................     5,254,071           5,254,071
Onyx Acceptance Auto Trust,
 5.31%, 03/15/02...........................     4,332,849           4,332,849
Orix Credit Alliance Owner Trust,
 6.76%, 09/15/01...........................     2,395,632           2,395,674
Peoplefirst.com Vehicle, 6.54%,
 12/15/01..................................     2,703,219           2,706,247
Racers Trust 2000-7-ZCM,
 4.48%, 05/30/01 ++........................    10,000,000           9,999,789
Racers Trust 2001-8-MM-Trust,
 5.09%, 04/01/02 ++........................     5,000,000           5,000,000
Ryder Vehicle Lease Trust, 5.21%,
 02/15/02..................................    10,500,000          10,500,000
Syndicated Loan Funding Trust,
 5.12%, 04/12/02 ++........................    12,000,000          12,000,000
WFS Financial Owner Trust,
 6.69%, 10/20/01...........................     2,023,078           2,023,078
World Omni Auto Receivables Trust,
 5.33%, 02/20/02...........................   $ 5,348,282           5,348,281
                                                                -------------
TOTAL ASSET-BACKED SECURITIES..............                       194,171,243
                                                                -------------

COMMERCIAL PAPER - DOMESTIC (15.1%)
Countrywide Home Loans, Inc.,
 4.80%, 05/01/01...........................     7,500,000           7,500,000
Goldman Sachs Group LP, 6.28%,
 05/09/01..................................     7,000,000           6,990,239
Prudential Funding Corp., 4.76%,
 09/12/01..................................     6,300,000           6,188,378
Torchmark Corp., 4.75%, 05/02/01...........     3,000,000           2,999,604
Torchmark Corp., 4.65%, 05/21/01...........     4,320,000           4,308,840
Torchmark Corp., 5.45%, 05/16/01...........     4,680,000           4,669,373
UBS Finance, Inc., 5.85%, 07/20/01.........     8,000,000           7,896,000
Variable Funding Capital Corp.,
 5.02%, 07/10/01 ++........................    15,000,000          15,000,000
                                                                -------------
TOTAL COMMERCIAL PAPER - DOMESTIC..........                        55,552,434
                                                                -------------

COMMERCIAL PAPER - FOREIGN (5.0%)
Svenska Handelsbanken, Inc.,
 4.48%, 09/20/01...........................     8,500,000           8,349,796
Svenska Handelsbanken, Inc.,
 6.30%, 05/07/01...........................     5,185,000           5,179,555
Unilever Capital Corp., 5.11%,
 09/07/01 ++...............................     5,000,000           5,002,378
                                                                -------------
TOTAL COMMERCIAL PAPER - FOREIGN...........                        18,531,729
                                                                -------------

CORPORATE NOTES - DOMESTIC (2.7%)
Countrywide Home Loans, Inc.,
 5.17%, 09/05/01...........................    10,000,000           9,998,838
                                                                -------------
TOTAL CORPORATE NOTES - DOMESTIC...........                         9,998,838
                                                                -------------

CORPORATE NOTES - FOREIGN (4.1%)
Vodafone AirTouch Plc, 5.08%,
 12/19/01 ++...............................    15,000,000          15,011,623
                                                                -------------
TOTAL CORPORATE NOTES - FOREIGN............                        15,011,623
                                                                -------------

MEDIUM-TERM NOTES - DOMESTIC (18.9%)
American Express Centurion Bank,
 4.99%, 10/16/01...........................     5,000,000           5,000,000
American Honda Finance Corp.,
 4.73%, 01/16/02 ++........................    15,000,000          14,998,931
Associates Corp. N.A., 4.86%,
 10/01/01 ++...............................     8,000,000           8,000,000
Caterpillar Financial Services Corp.,
 5.15%, 12/10/01...........................     8,000,000           8,004,762
Ciesco LP, 4.99%, 10/15/01 ++..............     7,000,000           7,000,000
General Electric Capital Corp.,
 5.50%, 04/15/02...........................     4,500,000           4,535,346
General Electric Capital Corp.,
 5.77%, 08/27/01...........................     4,000,000           4,010,374
General Electric Capital Corp.,
 7.00%, 03/01/02...........................     2,500,000           2,543,401
Lehman Brothers Holdings Inc.,
 4.55%, 11/23/01...........................     9,000,000           8,999,583

4   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------       -------------
MEDIUM-TERM NOTES - DOMESTIC (CONTINUED)
Lehman Brothers Holdings Inc.,
 5.31%, 09/04/01 ...........................  $  4,400,000        $  4,402,964
Popular North America Inc., 6.75%,
 08/09/01...................................     2,000,000           1,998,088
                                                                 -------------
TOTAL MEDIUM-TERM NOTES - DOMESTIC                                  69,493,449
                                                                 -------------
MEDIUM-TERM NOTES - FOREIGN (2.7%)
Unilever NV, 4.80%, 07/05/01 ...............    10,000,000           9,999,607
                                                                 -------------
TOTAL MEDIUM-TERM NOTES - FOREIGN                                    9,999,607
                                                                 -------------
TOTAL INVESTMENTS
 (COST $372,758,923)(A)                                            372,758,923
OTHER ASSETS LESS LIABILITIES                                       (5,425,753)
                                                                 -------------
TOTAL NET ASSETS                                                  $367,333,170
                                                                 =============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes is identical. There were no unrealized gains or losses as of April 30, 2001.

++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

Category percentages are based on net assets.

                                          See Notes to Financial Statements.   5

BROKERAGE CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value ...................................      $372,758,923
Cash ....................................................            49,993
Receivable for:
 Dividends and interest .................................         1,063,169
 Reimbursement from Investment Adviser ..................            47,303
Prepaid expenses ........................................             1,502
                                                               ------------
     Total assets .......................................       373,920,890
                                                               ------------
LIABILITIES:
Payable for:
 Investments purchased ..................................         6,260,000
 Investment advisory fees ...............................            60,868
 Administration service fees ............................            30,434
 Service fees ...........................................            45,652
 Custodian fees .........................................             4,183
Other liabilities .......................................           186,583
                                                               ------------
     Total liabilities ..................................         6,587,720
                                                               ------------
   NET ASSETS ...........................................      $367,333,170
                                                               ============
NET ASSETS REPRESENTED BY:
Paid-in capital .........................................      $368,693,190
Undistributed net investment income .....................            26,700
Accumulated net realized loss on investments ............        (1,386,720)
                                                               ------------
   NET ASSETS ...........................................      $367,333,170
                                                               ============
CAPITAL SHARES, $.001 PAR VALUE:
Outstanding .............................................       368,693,191
Net Assets ..............................................       367,333,170
Net asset value, offering and redemption price per share
 (net assets divided by shares outstanding) .............      $       1.00

Cost of investments .....................................      $372,758,923

6   See Notes to Financial Statements.

BROKERAGE CASH RESERVES
STATEMENT OF OPERATIONS
SIX MONTH PERIOD ENDED APRIL 30, 2001 (UNAUDITED)
================================================================================


INVESTMENT INCOME:
Interest ....................................................    $11,155,302
                                                                 -----------
     Total investment income ................................     11,155,302
                                                                 -----------
INVESTMENT EXPENSES:
Investment advisory fees ....................................        362,368
Administrative services fees ................................        181,184
Distribution plan and shareholder services fees .............      1,177,696
Printing and postage fees ...................................         26,050
Custody fees ................................................          6,906
Transfer agent fees .........................................         92,404
Audit fees ..................................................          9,045
Directors' fees .............................................          4,172
Registration fees ...........................................         15,268
Miscellaneous expenses ......................................         19,544
                                                                 -----------
Expenses before reimbursement and waiver from Investment
 Adviser.....................................................      1,894,637
Expense reimbursement and waiver from Investment Adviser ....       (209,912)
                                                                 -----------
     Net investment expenses ................................      1,684,725
                                                                 -----------
Net investment income .......................................      9,470,577
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments ................................................       (993,560)
                                                                 -----------
     Net realized loss on investments .......................       (993,560)
                                                                 -----------
Net increase in net assets resulting from operations ........    $ 8,477,017
                                                                 ===========

                                           See Notes to Financial Statements.  7

BROKERAGE CASH RESERVES
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               SIX MONTH
                                             PERIOD ENDED
                                            APRIL 30, 2001       YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 2000
                                            --------------    ----------------
FROM OPERATIONS:
Net investment income ....................  $   9,470,577      $  17,264,828
Net realized loss on investments..........       (993,560)          (393,160)
                                            -------------      -------------
 Net increase in net assets resulting from
 operations...............................      8,477,017         16,871,668
                                            -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income.............     (9,479,476)       (17,229,229)
                                            -------------      -------------
 Decrease in net assets from distributions
 to shareholders..........................     (9,479,476)       (17,229,229)
                                            -------------      -------------
FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold..............    164,357,990        250,504,678
   Net asset value of shares issued upon
    reinvestment of distributions.........      9,480,201         17,230,481
   Payments for shares redeemed...........   (120,438,708)      (230,052,872)
                                            -------------      -------------
 Net increase in net assets from fund
 share transactions.......................     53,399,483         37,682,287
                                            -------------      -------------
Net change in net assets..................     52,397,024         37,324,726
NET ASSETS:
Beginning of period.......................    314,936,146        277,611,420
                                            -------------      -------------
End of period.............................  $ 367,333,170      $ 314,936,146
                                            =============      =============
End of period net assets includes
 undistributed net investment income......  $      26,700      $      35,599
                                            =============      =============
SHARE TRANSACTIONS:
   Number of shares sold..................    164,357,991        250,504,678
   Number of shares issued upon
    reinvestment of distributions.........      9,480,201         17,230,481
   Number of shares redeemed................ (120,438,708)      (230,052,872)
                                            -------------      -------------
 Net increase.............................     53,399,484         37,682,287
                                            =============      =============

8   See Notes to Financial Statements.

BROKERAGE CASH RESERVES
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers Brokerage Cash Reserves (Fund). Shares in the Fund were first made available to the public on September 7, 1999. The Fund seeks to provide high current return, consistent with the preservation of capital and liquidity, through investment in high-quality money market instruments.

Aeltus Investement Management, Inc, (Aeltus) and Aeltus Capital, Inc. (ACI) are indirect wholly owned subsidiaries of ING Groep N.V. (ING). On December 13, 2000, Aetna Inc. (Aetna), the indirect parent company of Aeltus, the investment adviser to the Funds, and ACI, each Fund's principal underwriter, sold certain of its financial services and international businesses, including Aeltus and ACI, to ING. ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Fund have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

A. VALUATION OF INVESTMENTS

The Fund, as permitted by Rule 2a-7 under the Act, carries all investments at amortized cost, which approximates market value.

B. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. The Fund may invest up to 10% of its net assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Directors. The Fund will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

C. DELAYED DELIVERY TRANSACTIONS

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold are identified in the Fund's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

BROKERAGE CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

D. FEDERAL INCOME TAXES

The Fund has met the requirements to be taxed as a regulated investment company for the fiscal year ended October 31, 2000 and intends to meet the requirements for the current year. As such, the Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code
(Code). Furthermore, by declaring such distributions during the calendar year, the Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal income taxes.

E. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

F. OTHER

Investment transactions are accounted for on trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICES AND DISTRIBUTION FEES

The Fund pays Aeltus an investment advisory fee at an annual rate of 0.20% of its average daily net assets.

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. The Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

The Company has adopted a Shareholder Services Plan for the Fund. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.15% of the average daily net assets of the Fund. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. The Distribution Plan provides for payments to ACI at an annual rate of 0.50% of the average daily net assets.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 2001 to reimburse the Fund for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase the Fund's yield and total return. Actual expenses for the period ended April 30, 2001 were at contractual limits. Actual expense ratios are included in the Financial Highlights.

5. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 15 billion shares. Of those 15 billion shares, 1 billion shares have been designated to the Fund.

--------------------------------------------------------------------------------

6. CAPITAL LOSS CARRYFORWARDS

As of April 30, 2001, the Fund had a capital loss carryforward of $393,160. This capital loss carryforward may be used to offset future capital gains until October 31, 2008, at which time the carryforward will expire. It is the policy of the Fund to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carryforward.

7. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, (the Guide), which is effective for fiscal years beginning after December 15, 2000. The Guide requires changes for investment company financial statements. These changes are expected to have no material impact on the Funds net asset values.

FINANCIAL HIGHLIGHTS
BROKERAGE CASH RESERVES
--------------------------------------------------------------------------------

Selected data for a fund share outstanding throughout each period:

                                                                                                             PERIOD FROM
                                                                        SIX MONTH                         SEPTEMBER 7, 1999
                                                                       PERIOD ENDED                         (COMMENCEMENT
                                                                      APRIL 30, 2001     YEAR ENDED        OF OPERATIONS)
                                                                       (UNAUDITED)    OCTOBER 31, 2000   TO OCTOBER 31, 1999
                                                                      --------------  ----------------   -------------------
Net asset value, beginning of period................................   $   1.00          $   1.00           $   1.00
                                                                       --------          --------           --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income..............................................       0.03              0.05               0.01+
                                                                       --------          --------           --------
   Total income from investment operations..........................       0.03              0.05               0.01
                                                                       --------          --------           --------
LESS DISTRIBUTIONS:
 From net investment income.........................................      (0.03)            (0.05)             (0.01)
                                                                       --------          --------           --------
   Total distributions..............................................      (0.03)            (0.05)             (0.01)
                                                                       --------          --------           --------
Net asset value, end of period......................................   $   1.00          $   1.00           $   1.00
                                                                       ========          ========           ========

Total return........................................................       2.62%             5.56%              0.70%
Net assets, end of period (000's)...................................   $367,333          $314,936           $277,611
Ratio of net investment expenses to average net assets..............       0.93%(1)          0.95%              0.95%(1)
Ratio of net investment income to average net assets................       5.23%(1)          5.45%              4.62%(1)
Ratio of expenses before reimbursement and waiver to average
 net assets.........................................................       1.05%(1)          1.03%              1.22%(1)

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

12   See Notes to Financial Statements.

                                                                  --------------
Aetna Mutual Funds                                                  PRSRT STD
10 State House Square                                              U.S. POSTAGE
Hartford, CT 06103-3602                                                PAID
                                                                  Lancaster, PA
                                                                  Permit No. 486
                                                                  --------------